Financial Instruments - Schedule of Reconciliation Financial Instruments Carried at Fair Value (Details) - Dori Energy Loan [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Beginning balance
Total income recognized in profit or loss	469
Total income recognized in other comprehensive income	(2,359)
Ending balance	(1,890)
Level 3 of Fair Value Hierarchy [Member]
Schedule of Reconciliation Financial Instruments Carried at Fair Value [Line Items]
Beginning balance	13,427	5,698
Total income recognized in profit or loss	(3,636)	(127)
Total income recognized in other comprehensive income	5,431	7,856
Ending balance	€ 15,222	€ 13,427